FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

November 9, 2005
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $81,794 (thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 9/30/05                       Name of Reporting Manager:  Troob Capital Management LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107    1,944     483,935   SH        SOLE              483,935
BE Aerospace Inc                 COM              073302101   10,356     624,966   SH        SOLE              624,966
Comcast Corp New                 CL A             20030N101    6,970     237,250   SH        SOLE              237,250
Constar Intl Inc New             COM              21036U107       27      13,500   SH        SOLE               13,500
Crown Holdings Inc               COM              228368106   11,353     712,225   SH        SOLE              712,225
CVS Corp                         COM              126650100    7,482     257,919   SH        SOLE              257,919
Dynegy Inc New                   CL A             26816Q101    2,572     546,048   SH        SOLE              546,048
Georgia-Pacific Corp.            COM              373298108    6,169     181,135   SH        SOLE              181,135
Giant Industries Inc             COM              374508109    6,981     119,250   SH        SOLE              119,250
Grey Wolf Inc                    COM              397888108    3,910     463,866   SH        SOLE              463,866
IAC Interactive Corp             COM              44919P300    3,173     125,177   SH        SOLE              125,177
Ishares Trust                    RUSSELL 2000     464287955      172       3,267   SH  PUT   SOLE                3,267
Level 3 Communications           COM              52729N100    1,281     551,982   SH        SOLE              551,982
NationsHealth Inc                COM              63860C100      435      54,712   SH        SOLE               54,712
Nations Health Inc               W EXP 8/24/2007  63860C118      879     296,855   SH        SOLE              296,855
New Skies Satellites Holdings    SHS              G64865101    2,707     128,591   SH        SOLE              128,591
Owens Illinois Inc               COM              690768903        3         549   SH  CALL  SOLE                  549
Parker Drilling Co.              COM              701081101    8,756     944,581   SH        SOLE              944,581
Payless Shoesource Inc           COM              704379906       69       1,023   SH  CALL  SOLE                1,023
Payless Shoesource Inc           COM              704379106      943      54,175   SH        SOLE               54,175
Qwest Communications Intl, Inc.  COM              749121109    1,097     267,670   SH        SOLE              267,670
Retail Holders Trust             COM              76127U951       39         264   SH  PUT   SOLE                  264
Rite Aid Corporation             COM              767754104    2,154     555,044   SH        SOLE              555,044
Tenet Healthcare Corp            COM              88033G900      512       3,411   SH  CALL  SOLE                3,411
Time Warner Inc                  COM              887317105    1,504      83,056   SH        SOLE               83,056
Young Broadcasting Inc           CL A             987434107      306      87,689   SH        SOLE               87,689

                                               Value Total   $81,794

                                               Entry Total:       26
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